Shareholder Report, Holdings (Details)	May 31, 2025
C000102727 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000102727 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102727 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102727 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000102727 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000102727 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000102727 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000102727 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000102727 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000102727 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000102727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000102727 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102727 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000102727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000102727 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000102727 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000102727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000102727 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000102727 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000102727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000102727 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102727 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000102727 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006431 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006431 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006431 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006431 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006431 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006431 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006431 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006431 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006431 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006431 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006431 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006431 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006431 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006431 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006431 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006431 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006431 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006442 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006442 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006442 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006442 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006442 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006442 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006442 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006442 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006441 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006441 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006441 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006441 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006441 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006441 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006441 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006439 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006439 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006439 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006439 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006439 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006439 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006439 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006439 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006439 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006439 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006437 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006437 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006437 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006437 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006437 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006437 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006437 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006437 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006437 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006437 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006437 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006437 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006437 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006437 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006437 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006437 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006437 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006437 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006437 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006437 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006437 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006436 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006436 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006436 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006436 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006436 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006436 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006436 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006436 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006436 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006436 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006436 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006436 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006436 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006436 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006436 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006436 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006436 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006436 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006436 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006436 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006436 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006435 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006435 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006435 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006435 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006435 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006435 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006435 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006435 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006435 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006435 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006435 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006435 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006435 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006435 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006435 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006435 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006435 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006435 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006435 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006435 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006435 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006435 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006430 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006430 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006430 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006430 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006430 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006430 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006430 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006430 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000006430 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006430 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006430 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006430 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000006430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000006430 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000006430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000006430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006430 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000006430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%